Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation expenses recognized for share based awards granted

	For the Year Ended December 31,
	2019	2020	2021
Cost of sales	9,763	5,564	34,009
Research and development expenses	82,680	51,024	406,940
Selling, general and administrative expenses	241,052	130,506	569,191
Total	333,495	187,094	1,010,140

Schedule of stock option activity

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2018	91,074,140	1.69	8.23	425,988
Granted	33,964,176	3.29	—	—
Exercised	(20,133,668)	0.49	—	—
Cancelled	(14,759,778)	2.69	—	—
Expired	(1,300,898)	4.11	—	—
Outstanding as of December 31, 2019	88,843,972	2.38	6.77	164,363
Granted	16,077,700	8.09	—	—
Exercised	(15,253,500)	1.55	—	—
Cancelled	(9,030,781)	3.02	—	—
Expired	(1,318,892)	4.49	—	—
Outstanding as of December 31, 2020	79,318,499	3.59	6.39	3,581,119
Granted	2,468,150	13.89	—	—
Exercised	(9,119,048)	2.31	—	—
Cancelled	(2,143,711)	12.59	—	—
Expired	(25,940)	19.03	—	—
Outstanding as of December 31, 2021	70,497,950	4.76	5.44	1,944,597
Vested and expected to vest as of December 31,2021	70,021,318	4.74	5.44	1,932,535
Exercisable as of December 31, 2021	46,055,277	3.08	5.48	1,326,035

Schedule of share options to employees

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	31,931,249	0.00001	—	—
Outstanding as of December 31, 2021	31,931,249	0.00001	9.84	166,376

Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions used

	For the Year Ended December 31,
	2019				2020				2021
Exercise price (US$)	1.80	-	7.09		2.38	-	48.45		2.39	-	42.20
Fair value of the ordinary shares on the date of option grant (US$)	1.80	-	7.09		2.38	-	48.45		39.54	-	42.20
Risk-free interest rate	1.66%	-	2.54%		0.50%	-	1.00%		1.08%	-	1.47%
Exercise multiple			2.5	x			2.5	x			2.5	x
Expected dividend yield			0%				0%				0%
Expected volatility	44%	-	52%		54%	-	55%				55%
Expected forfeiture rate (post-vesting)	6%	-	8%		2%	-	6%				2%

AA Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions used

For the Year Ended
December 31,
2021
Fair value of the ordinary shares on the date of option grant (US$)	1.00-1.01
Risk-free interest rate	1.58%
Expected term (in years)	10
Expected dividend yield	0%
Expected volatility	52%
Expected forfeiture rate (pre-vesting)	2%

US employees under 2015 plan | Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2019 and December 31, 2020	—	—
Grant	1,179,976	41.87
Vested	(1,728)	41.53
Forfeited	(40,052)	40.09
Unvested at December 31, 2021	1,138,196	41.93

Non-US employees under 2016 and 2017 plan | Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2018	63,897	6.60
Vested	(31,949)	6.60
Unvested at December 31, 2019	31,948	6.60
Granted	3,869,213	20.07
Vested	(2,165,417)	3.85
Unvested at December 31, 2020	1,735,744	40.05
Granted	22,551,227	36.55
Vested	(841,014)	39.81
Forfeited	(546,016)	36.22
Unvested at December 31, 2021	22,899,941	33.02